Property, Plant and Equipment (Details) - USD ($)			6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 19, 2023	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 24, 2025	Sep. 16, 2024
Property, Plant and Equipment [Line Items]
Net book value					$ 3,067	$ 1,769,221
Depreciation of property, plant and equipment			$ 136,126	$ 15,322	281,229	$ 284,509
Loss of control of canmart					926
Impairment loss					2,158,885
Non refundable payment		$ 1,800,000
Common shares issued (in Shares)		156
Payment to owner							$ 250,000
Regulatory authority fee		$ 500,000
Top of range [Member]
Property, Plant and Equipment [Line Items]
Payment to owner							150,000
Additional paid								$ 1,107,385
Bottom of range [Member]
Property, Plant and Equipment [Line Items]
Payment to owner							$ 100,000
Additional paid								$ 750,000
CGU of First Towers [Member]
Property, Plant and Equipment [Line Items]
Impairment loss					$ 2,943,313
THC Cultivation [Member]
Property, Plant and Equipment [Line Items]
Regulatory authority fee		500,000
Hemp cultivation [Member]
Property, Plant and Equipment [Line Items]
Regulatory authority fee	$ 750,000
CBD cultivation [Member]
Property, Plant and Equipment [Line Items]
Regulatory authority fee		750,000
First Option Payment [Member]
Property, Plant and Equipment [Line Items]
Fair value amount		431,149
Second Option Payment [Member]
Property, Plant and Equipment [Line Items]
Fair value amount		600,000
Third Option Payment [Member]
Property, Plant and Equipment [Line Items]
Fair value amount		$ 600,000